Statement Of Shareholders Equity And Other Comprehensive Income (USD $) In Thousands, except Share data	Total	Series D Preferred Stock	Series 1 Preferred Stock	Convertible Preferred Stock	Convertible Preferred Stock Series D Preferred Stock	Convertible Preferred Stock Series 1 Preferred Stock	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Series D Preferred Stock	Additional Paid-In Capital Series 1 Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year at Dec. 31, 2009	$ (210,253)			$ 220,374			$ 1	$ 3,154			$ (213,401)	$ (7)
Balance at beginning of year (in shares) at Dec. 31, 2009				17,103,729			1,165,850
Exercise of employee stock options for cash (in shares)	52,127						37,545
Exercise of employee stock options for cash	101							101
Lapse of repurchase rights related to common shares issued pursuant to early exercises (in shares)							21,387
Lapse of repurchase rights related to common shares issued pursuant to early exercises	77							77
Employee stock-based compensation expense	1,763							1,763
Compensation expense relating to stock options granted to consultants	171							171
Unrealized gain on available-for-sale securities, net of tax	3											3
Net income (loss)	(20,269)										(20,269)
Balance at end of year at Dec. 31, 2010	(228,407)			220,374			1	5,266			(233,670)	(4)
Balance at end of year (in shares) at Dec. 31, 2010				17,103,729			1,224,782
Exercise of employee stock options for cash (in shares)	53,336						51,336
Exercise of employee stock options for cash	149							149
Lapse of repurchase rights related to common shares issued pursuant to early exercises (in shares)							3,614
Lapse of repurchase rights related to common shares issued pursuant to early exercises	19							19
Issuance of convertible preferred stock at $14.15 per share, net of issuance costs (in shares)					6,287,026	636,042
Issuance of convertible preferred stock at $14.15 per share, net of issuance costs		(115)	(91)		88,962	7,944			(115)	(91)
Employee stock-based compensation expense	2,288							2,288
Compensation expense relating to stock options granted to consultants	65							65
Unrealized gain on available-for-sale securities, net of tax	3											3
Net income (loss)	19,984										19,984
Balance at end of year at Dec. 31, 2011	(206,105)			317,280			1	7,581			(213,686)	(1)
Balance at end of year (in shares) at Dec. 31, 2011				24,026,797			1,279,732
Exercise of employee stock options for cash (in shares)	104,417						104,417
Exercise of employee stock options for cash	317							317
Lapse of repurchase rights related to common shares issued pursuant to early exercises (in shares)							1,359
Lapse of repurchase rights related to common shares issued pursuant to early exercises	10							10
Employee stock-based compensation expense	2,665							2,665
Compensation expense relating to stock options granted to consultants	144							144
Unrealized gain on available-for-sale securities, net of tax	34											34
Net income (loss)	11,366										11,366
Balance at end of year at Dec. 31, 2012	$ (191,569)			$ 317,280			$ 1	$ 10,717			$ (202,320)	$ 33
Balance at end of year (in shares) at Dec. 31, 2012				24,026,797			1,385,508